Equity - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Paid in share capital	€ 22,232	€ 22,232
Number of paid in capital shares	302,842,536	302,842,536
Treasury shares	29,838,842	29,943,911
Increase share capital	€ 22,232	€ 22,232
Conversion of shares into ordinary shares	105,069
Cost of treasury shares	€ (27,079)	(27,148)
Reserve for actuarial gains/losses	(67)	(53)
Cash flow hedge reserve	(90)	(1,029)
Cost of hedging reserve	(39)	(90)
Currency translation reserve	(58,465)	(12,578)
Legal reserve	4,446	4,340
Other reserves	109,193	88,328
Retained earnings	736,949	652,995
Net profit attributable to equity holders of the parent	139,839	117,778	€ 145,631
Non-controlling interests	38	€ 46
Prior year net profit allocation to other reserves	18,982
Accrual of fair value of personnel cost related to share-based incentive plans to other reserves	1,807
Other movements to other reserves	€ 78
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of paid in capital shares	49,709,718	49,604,649
Class A Multiple Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of paid in capital shares	253,132,818	253,237,887
Reserve [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Share premium	€ 559,565	€ 559,565